UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/13

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    31 March 2013
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		142

Form 13F Information Table Value Total:	              $475,186   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              00206r102     2973 81018.000SH       Sole                81018.000
AbbVie Inc.                    COM              00287y109      935 22919.000SH       Sole                22919.000
Abbott Laboratories            COM              002824100      827 23419.000SH       Sole                23419.000
Allergan, Inc.                 COM              018490102      313 2800.000 SH       Sole                 2800.000
Altria Group, Inc.             COM              718154107     4252 123649.000SH      Sole               123649.000
Ameramex Int'l                 COM              02356P100        8 710000.000SH      Sole               710000.000
AmeriGas Partners LP           COM              030975106     2495 55536.842SH       Sole                55536.842
American Electric Power        COM              025537101      427 8785.000 SH       Sole                 8785.000
American Express               COM              025816109      943 13977.293SH       Sole                13977.293
American Natl Ins Co.          COM              028591105     7049 81141.000SH       Sole                81141.000
Anadarko Petroleum Corp.       COM              032511107      249 2852.000 SH       Sole                 2852.000
Apache Corp                    COM              037411105      613 7950.000 SH       Sole                 7950.000
Apple Computer                 COM              037833100     1361 3073.513 SH       Sole                 3073.513
BB&T Corporation               COM              054937107     2287 72870.000SH       Sole                72870.000
Bank of America                COM              060505104      951 78077.000SH       Sole                78077.000
Baxter Intl. Inc.              COM              071813109      310 4270.000 SH       Sole                 4270.000
Becton Dickinson & Company     COM              075887109      313 3278.000 SH       Sole                 3278.000
Berkshire Hathaway Class B     COM              084670702    20255 194384.000SH      Sole               194384.000
Blue Gem Enterprise            COM              09548T106        0 243851.000SH      Sole               243851.000
Boeing                         COM              097023105     5883 68525.000SH       Sole                68525.000
Bristol Myers Squibb           COM              110122108     9702 235536.000SH      Sole               235536.000
CIGNA Corporation              COM              125509109      249 4000.000 SH       Sole                 4000.000
Canadian National Railway Co   COM              136375102      496 4950.000 SH       Sole                 4950.000
Caterpillar Inc.               COM              149123101    11643 133876.000SH      Sole               133876.000
Central Fund of Canada Limited COM              153501101     1697 87600.000SH       Sole                87600.000
Chanticleer Holdings, Inc.     COM              15930P404       84 44444.000SH       Sole                44444.000
Chevron Texaco                 COM              166764100     6432 54130.000SH       Sole                54130.000
Church & Dwight Co Inc         COM              171340102      291 4500.000 SH       Sole                 4500.000
Claymore/BNY BRIC              COM              18383M100      272 7875.000 SH       Sole                 7875.000
ClearBridge Energy MLP         COM              184692101      268 10000.000SH       Sole                10000.000
Coca Cola                      COM              191216100     8455 209066.000SH      Sole               209066.000
Colgate Palmolive              COM              194162103     1107 9377.000 SH       Sole                 9377.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    11321 188376.065SH      Sole               188376.065
Consolidated Edison            COM              209115104      201 3290.000 SH       Sole                 3290.000
Csx Corporation                COM              126408103     5335 216599.000SH      Sole               216599.000
Deere & Company                COM              244199105     6287 73126.000SH       Sole                73126.000
Diageo PLC New ADR             COM              25243Q205      579 4603.000 SH       Sole                 4603.000
Duke Energy Corp.              COM              26441c204     9403 129534.999SH      Sole               129534.999
E I Dupont De Nemour           COM              263534109     1539 31305.000SH       Sole                31305.000
EMC Corporation                COM              268648102     1892 79189.000SH       Sole                79189.000
Eli Lilly & Co                 COM              532457108      239 4200.000 SH       Sole                 4200.000
Emerson Electric               COM              291011104    13677 244809.000SH      Sole               244809.000
EverBank Financial Corp.       COM              29977G102     3496 227013.000SH      Sole               227013.000
Express Scripts, Inc           COM              30219g108     7004 121547.000SH      Sole               121547.000
Exxon Mobil Corp               COM              30231g102    11187 124149.000SH      Sole               124149.000
Federal Mogul Corporation      COM              313549107        0 50000.000SH       Sole                50000.000
Flowers Foods, Inc.            COM              343496105      971 29480.000SH       Sole                29480.000
Ford Motor Co                  COM              345370100      929 70631.249SH       Sole                70631.249
Freeport-McMoRan Copper & Gold COM              35671D857     3228 97528.110SH       Sole                97528.110
Genco Shipping                 COM              Y2685T107       48 16725.000SH       Sole                16725.000
General Dynamics               COM              369550108      212 3010.000 SH       Sole                 3010.000
General Electric               COM              369604103    13287 574687.935SH      Sole               574687.935
General Mills                  COM              370334104     1594 32336.000SH       Sole                32336.000
General Signal Corp.           COM              367220100        0 10000.000SH       Sole                10000.000
Genuine Parts                  COM              372460105      476 6100.000 SH       Sole                 6100.000
H J Heinz                      COM              423074103     8395 116164.000SH      Sole               116164.000
HEICO Corp.                    COM              422806109     1486 34243.000SH       Sole                34243.000
Hawaiian Electric Ind.         COM              419870100     2906 104859.000SH      Sole               104859.000
Home Depot                     COM              437076102     2422 34708.000SH       Sole                34708.000
Honeywell Inc.                 COM              438516106     2200 29195.000SH       Sole                29195.000
Illinois Tool Works, Inc.      COM              452308109     1042 17100.000SH       Sole                17100.000
Intel Corporation              COM              458140100     5780 264705.542SH      Sole               264705.542
International Business Machine COM              459200101    10576 49583.929SH       Sole                49583.929
Ireland, Inc.                  COM              46267t206       10 25500.000SH       Sole                25500.000
J.M. Smucker Co.               COM              832696405      225 2273.000 SH       Sole                 2273.000
J.P Morgan Chase & Co.         COM              46625H100     1538 32398.000SH       Sole                32398.000
Johnson & Johnson              COM              478160104    20827 255455.000SH      Sole               255455.000
Johnson Controls               COM              478366107     3886 110810.000SH      Sole               110810.000
Kinder Morgan Energy Partners  COM              494550106     3217 35836.877SH       Sole                35836.877
Kraft Foods, Inc.              COM              50076q106     1463 28392.001SH       Sole                28392.001
Lockheed Martin Corp.          COM              539830109      439 4550.000 SH       Sole                 4550.000
McDonald's Corp.               COM              580135101    13783 138257.121SH      Sole               138257.121
Merck & Co. Inc.               COM              589331107      919 20782.000SH       Sole                20782.000
Microsoft Corporation          COM              594918104     3338 116685.000SH      Sole               116685.000
Minnesota Mining Mfg           COM              88579y101     8438 79368.000SH       Sole                79368.000
Mondelez International, Inc.   COM              609207105     2506 81855.001SH       Sole                81855.001
Monsanto Company               COM              61166W101     1356 12840.000SH       Sole                12840.000
National Retail Properties, In COM              202218103      335 9250.000 SH       Sole                 9250.000
NextEra Energy, Inc.           COM              65339F101      221 2840.000 SH       Sole                 2840.000
Nike Inc Cl B                  COM              654106103     1885 31950.000SH       Sole                31950.000
Nordstrom, Inc.                COM              655664100     1491 27000.000SH       Sole                27000.000
Norfolk Southern Corp.         COM              655844108     3532 45825.000SH       Sole                45825.000
Northwest Biotherapeutics, Inc COM              66737P600       47 13000.000SH       Sole                13000.000
Occidental Petroleum           COM              674599105     1303 16632.000SH       Sole                16632.000
Oracle Corporation             COM              68389X105     3942 121938.000SH      Sole               121938.000
P P G Industries Inc.          COM              693506107      308 2300.000 SH       Sole                 2300.000
PROLOR Biotech, Inc.           COM              74344F106      224 44250.000SH       Sole                44250.000
Patriot Transportation Holding COM              70337B102     7735 278033.000SH      Sole               278033.000
Pepsico Inc.                   COM              713448108    14350 181386.925SH      Sole               181386.925
Pfizer                         COM              717081103     4214 146024.000SH      Sole               146024.000
Philip Morris International    COM              718172109     6859 73981.000SH       Sole                73981.000
Phillips 66 Common Stock       COM              718546104     8683 124089.000SH      Sole               124089.000
Piedmont Natural Gas Co.       COM              720186105     2292 69700.000SH       Sole                69700.000
Pioneer Natural Resources      COM              723787107      577 4642.000 SH       Sole                 4642.000
Plum Creek Timber Co. Inc      COM              729251108      253 4842.000 SH       Sole                 4842.000
Potash Corp. of Saskatchewan,  COM              73755L107      519 13224.000SH       Sole                13224.000
Procter & Gamble               COM              742718109    13261 172083.000SH      Sole               172083.000
Regency Centers Corporation    COM              758939102      545 10293.000SH       Sole                10293.000
Regions Financial Corp.        COM              7591ep100      104 12730.000SH       Sole                12730.000
Royal Dutch Petroleum          COM              780257804     1163 17848.000SH       Sole                17848.000
S&P 400 MidCap SPDRs           COM              78467Y107    10767 51339.000SH       Sole                51339.000
Schlumberger Limited           COM              806857108     1934 25824.000SH       Sole                25824.000
Southern Company               COM              842587107    13143 280112.000SH      Sole               280112.000
Spectra Energy Corp.           COM              847560109     5614 182578.000SH      Sole               182578.000
St Jude Medical Inc            COM              790849103      639 15800.000SH       Sole                15800.000
Starbucks Corporation          COM              855244109     1082 19005.000SH       Sole                19005.000
Stryker Corp Com               COM              863667101      512 7854.000 SH       Sole                 7854.000
Sysco Corporation              COM              871829107      610 17350.000SH       Sole                17350.000
Target Inc.                    COM              87612E106      623 9100.000 SH       Sole                 9100.000
Tidewater Inc.                 COM              886423102      530 10500.000SH       Sole                10500.000
Ultra S&P500 ProShares         COM              74347R107      226 3100.000 SH       Sole                 3100.000
United Technologies Corp.      COM              913017109     2529 27070.000SH       Sole                27070.000
Vanguard Index Small-Cap Growt COM              922908595      540 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611     1507 18350.000SH       Sole                18350.000
Vanguard Mid-Cap VIPERs        COM              922908629      762 8200.000 SH       Sole                 8200.000
Verizon Communications         COM              92343V104     5823 118468.174SH      Sole               118468.174
Visa Inc. Class A              COM              92826C839      357 2100.000 SH       Sole                 2100.000
Vodafone Corp.                 COM              92857w209     1979 69680.000SH       Sole                69680.000
Vulcan Materials Company       COM              929160109     6989 135186.000SH      Sole               135186.000
Wal-Mart Stores                COM              931142103     1569 20973.000SH       Sole                20973.000
Walgreen Co                    COM              931422109      495 10385.000SH       Sole                10385.000
Walt Disney                    COM              254687106     2196 38661.000SH       Sole                38661.000
WellPoint Inc.                 COM              94973V107      993 15000.000SH       Sole                15000.000
Wells Fargo & Co.              COM              949746101     6241 168728.435SH      Sole               168728.435
Weyerhaeuser Co.               COM              962166104     4953 157849.250SH      Sole               157849.250
Yum! Brands, Inc.              COM              895953107      565 7848.000 SH       Sole                 7848.000
iShares MSCI Australia Index                    464286103     5879 217402.000SH      Sole               217402.000
iShares MSCI Brazil Index Fund                  464286400     3415 62675.000SH       Sole                62675.000
iShares MSCI Emerg Mkts Index                   464287234      926 21641.000SH       Sole                21641.000
streetTRACKS Gold Shares                        78463V107     9293 60160.000SH       Sole                60160.000
Alabama Power 5.20% Div Qualif PFD              010392595      997    39250 SH       Sole                    39250
BB&T Corp., 5.85% Pfd.         PFD              054937206     1780    67900 SH       Sole                    67900
EverBank Financial Corp. 6.75% PFD              29977g201     1964    78075 SH       Sole                    78075
Goldman Sachs Group 6.20% Div. PFD              38144x500     1556    60810 SH       Sole                    60810
Goldman Sachs Group Floating R PFD              38143Y665     6162   262450 SH       Sole                   262450
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      961    37400 SH       Sole                    37400
JPM Chase Series S 6.625%      PFD              48123a207     1237    48800 SH       Sole                    48800
Metlife Inc. Floating Rate     PFD              59156R504    10653   423075 SH       Sole                   423075
U.S. Bancorp 7.875%            PFD              902973882      204     8000 SH       Sole                     8000
AGIC Convertible & Income Fund                  65370F101      258    27234 SH       Sole                    27234
Chanticleer Holdings, Inc.     WT               15930P131       84    44444 SH       Sole                    44444
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